Earnings per share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings per share
Earnings per share

The computation of basic earnings per share (“EPS”) is based on the weighted average number of shares outstanding during the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(In millions of US$)	Year ended December 31,
	2015	2014	2013
Net loss attributable to shareholders	(94.8)	(332.9)	235.6
Effect of dilution	—	—	—
Diluted net income attributable to stockholders	(94.8)	(332.9)	235.6

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(In millions of US$)	Year ended December 31,
	2015	2014	2013
		Restated*	Restated*
Basic loss per share:
Weighted average number of common shares outstanding	24.1	24.0	22.8

Diluted loss per share:
Weighted average number of common shares outstanding	24.1	24.0	22.8
Effect of dilution	—	—	—
Diluted numbers of shares	24.1	24.0	22.8

Basic loss per share (US$)	(3.93)	(13.86)	10.35
Diluted loss per share (US$)	(3.93)	(13.86)	10.35

* As a result of the 1 for 10 reverse stock split and capital reduction, the earnings per share has been retrospectively adjusted. Refer to Note 19 for more information.